Schedule of cash and cash equivalents (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash at bank	$ 57,342	$ 693,456
Fixed deposit with licensed bank	18,128	19,168
Total cash and cash equivalents	$ 75,470	$ 712,624